Long-term Debt Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011
Wells Fargo & Company [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		$ 59,252	$ 57,233
Wells Fargo Bank, National Association and Other Bank Entities [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		8,344	4,353
Other Consolidated Subsidiaries [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		5,988	5,174
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	1,750	10,996	17,872
Maturity date	Jun. 15, 2012
Floating-rate notes [Member] | Wells Fargo Bank, National Association and Other Bank Entities [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		170	72
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes	1,750	44,623	38,002
Interest Rate, Stated Percentage	2.125%
Maturity date	Jun. 15, 2012
Fixed-rate notes [Member] | Wells Fargo Bank, National Association and Other Bank Entities [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		1,331	1,326
Interest Rate, Stated Percentage		6.00%
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		5,968	5,154
Floating-Rate Extendible Notes [Member] | Wells Fargo Bank, National Association and Other Bank Entities [Member] | Senior Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Senior Notes		$ 4,450	$ 0